DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Description Of Business
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS:

Overview

A2Z SMART TECHNOLOGIES CORP. (the “Company” or “A2ZST”) was incorporated on January 15, 2018 under the laws of British Columbia. The head office is located at 1600 – 609 Granville Street, Vancouver, British Columbia V7Y 1C3, and the records and registered office is located at 2200 HSBC Building 885 West Georgia Street, British Columbia, V6C 3E8.

The Company was listed on the NASDAQ Stock Market LLC (“Nasdaq”) starting January 22, 2022, and trades under the symbol “AZ” and on the TSX Venture Exchange (“TSX Venture”) and trades under the symbol “AZ.V”.

The Company owns 79.49% of the common shares of Cust2Mate Ltd (“Cust2Mate”), a technology company focused on providing retail automation solutions, in particular for large grocery stores and supermarkets. The Company’s primary product is the Cust2Mate system which incorporates a “smart cart” which automatically calculates the value of the customers purchases in their smart cart, without having to unload and reload their purchases at a customer checkout point.

The Cust2Mate system offers various features for shoppers and retailers such as product information and location, an on-cart scale to weigh items and automatically calculate costs, bar-code scanner and on-board payment system to bypass checkout lines. In addition, the product includes big data smart algorithms and computer vision capabilities, allowing for customer specific targeted advertising. (“The Cust2Mate Platform”).

The Cust2Mate Platform is being rolled out in Israel and is being marketed throughout the world, with pilots in North and South America and in the Middle East.

The Company’s other activities include the provision of maintenance services utilizing the application of advanced engineering capabilities to the military and security markets as well as the development of related products for the civilian markets. Such services include providing maintenance services and container leasing. The Company also provides maintenance services for complex electronic systems and products.

On February 3, 2022, the Company completed the acquisition of Isramat Ltd. This strategic acquisition vertically integrates certain manufacturing capabilities for the production of A2Z’s Cust2Mate smart cart while complementing existing contract manufacturing partnerships to support anticipated worldwide growth. See also note 6.

The Company, through its 80% owned subsidiary, Advanced Automotive Innovations Inc., (“AAI”) continues the development of a product for the automotive market - the FTICS or Fuel Tank Inertia Capsule System which activates automatically in the event of a vehicle collision. This eliminates the danger of fuel tank combustion thereby saving lives and reducing damage.

As of December 31, 2022, the Company had four subsidiaries, all of which are companies incorporated under the laws of Israel: (1) Cust2mate Ltd. (“Cust2mate”); (2) A2Z Advanced Military Solutions Ltd (“A2Z MS”); (3) A2Z Advanced Solutions (“A2Z AS”); and (4) Isramat Ltd, the “Subsidiaries”).

The Company had a net loss of approximately $19.3 million for the year ended December 31, 2022, $39.8 million for the year ended December 31, 2021, and $7.2 million for the year ended December 31, 2020. The Company has an accumulated deficit of $67 million as of December 31, 2022. The Company has incurred negative cash from operation and net losses for current and recent years. The Company financed its operation up do date by issuance of shares and warrants, The Company does not have any material financial obligations as of the balance date The company believes that it has sufficient resources to operate in the foreseeable future with the support of its officers.

On March 13, 2023, the Company closed, in escrow, the issuance of 1,783,561 units (“Units”) at a price per Unit of US$1.46 (CAD$1.95), for gross proceeds of US$2,604 (See also note 32(b)).

These consolidated financial statements were authorized for issue by the Board of Directors on March 27, 2023.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)